Summary of Significant Accounting Policies (Details Narrative) (10Q) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Cash and cash equivalents	$ 39,967	$ 59,927	$ 51,965	$ 156,412	$ 37,601
Property, plant and equipment, depreciation methods	straight-line method		straight-line method
Estimated useful lives for machinery and equipment	5 Years		5 Years
Machinery and equipment, depreciation expense	$ 14,375	$ 9,445	$ 24,670	$ 16,041
Cost of royalty income packing, per case	$ 1.20		$ 1.20